Summary of Recognized Fair Values of Identifiable Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Aug. 17, 2015	Dec. 31, 2014
Assets:
Goodwill	$ 1,870.7	$ 1,666.3		$ 1,594.0
M/A-COM Automotive Solutions Business
Assets:
Receivables			$ 11.5
Inventories			6.0
Other current assets			0.1
Property, plant and equipment			0.1
Intangibles			44.2
Goodwill			84.5
Total assets			146.4
Liabilities:
Accounts payable			7.6
Accrued expenses			0.3
Total liabilities			7.9
Net assets acquired			$ 138.5